CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Common stock dividend declared	$ 0.11	$ 0.08